INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(21.00%)	(35.00%)
State taxes, net of federal benefit	(6.90%)	(5.80%)
Share-based compensation		17.50%
Effect of U.S. tax law change		(13.20%)
Change in valuation allowance	25.80%	30.20%
Nondeductible expenses	2.00%	6.30%
R&D credit	(3.20%)
Stock Options	3.30%
Effective income tax rate